Provisions - Current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current provisions (b)
Beginning balance, Trade provisions	€ 53,109	€ 80,055	€ 106,995
Business combinations	954
Net charge	(21,998)	(25,249)	(30,668)
Cancellations	(247)	(3,142)	(290)
Reclassifications	(20,059)
Translation differences	(584)	1,445	4,018
Ending balance, Trade provisions	€ 11,175	€ 53,109	€ 80,055